Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity
12. Stockholders’ Equity
Holders of the Company’s common stock are entitled to one vote for each share. As of September 30, 2023 and December 31, 2022, there were 77,400,000 and 59,000,000 shares of common stock issued and outstanding, respectively. Holders of common stock are entitled to receive, in the event of a liquidation, dissolution or winding up, ratably the assets available for distribution to the stockholders after payment of all liabilities.
On July 3, 2023, 16,000,000 shares of common stock were issued and sold as part of the closing of the IPO, resulting in net proceeds of $230.8 million, after deducting expenses and underwriting discounts and commissions payable by us. On July 13, 2023, the underwriters exercised in full their option to purchase additional shares of common stock pursuant to the underwriting agreement relating to the IPO. On July 13, 2023, the Company issued and sold an additional 2,400,000 shares of common stock at a price to the public of $16.00 per share. The Company received net proceeds of approximately $36.2 million, after deducting underwriting discounts and commissions payable. The net proceeds were used for repayment of existing indebtedness and general corporate purposes. After giving effect to these transactions, Kodiak had 77,400,000 shares of common stock issued and outstanding.

Class B and C Profits Interests
Prior to the IPO, Kodiak Holdings issued incentive awards to certain employees of Kodiak Gas Services, LLC (a wholly-owned subsidiary of the Company) in the form of Class B incentive units (“Class B Units”). The Company records stock-based compensation expense associated with the Class B Units because of the employment relationship of the grantees with Kodiak Gas Services, LLC.
On March 6, 2019, 61,098.4 Class B Units were authorized under the Kodiak Holdings 2019 Class B Unit Incentive Plan for grants to certain employees and non-employee
board members. These Class B Units are intended to constitute “profits interests” for federal income tax purposes, but constitute a substantive class of equity under GAAP. As of September 30, 2023 , there were 60,406.9 authorized Class B Units and 57,058.5 were outstanding. As of December 31, 2022, there were 61,068.0 authorized Class B Units and 60,363.4 were outstanding. There were no Class B Units granted in the nine months ended September 30, 2023 or 2022. Twenty-five percent (25%) of the Class B Units are subject to time vesting (the “Time-Vesting Units”) and the remaining 75% of the Class B Units are subject to performance-vesting (the “Performance-Vesting Units”). Time-Vesting Units vest in equal annual installments on each of the first five anniversaries of the applicable vesting commencement date, subject to the Class B Unit holder’s continuous service through the applicable vesting date. Performance-Vesting Units vest based on the achievement of certain investor return metrics, subject to the Class B Unit holder’s continuous service through the applicable vesting date. Holders of Class B Units are entitled to distributions on vested awards in accordance with the Kodiak Holdings distribution waterfall. Class B Units are not subject to any conversion rights other than an automatic conversion to Class C incentive units (“Class C Units”) in connection with certain terminations of employment. Each Class C Unit is eligible to receive distributions up to an amount equal to the fair market value of the corresponding converted Class B Unit on the date of conversion. As of September 30, 2023 no material conversions had occurred.
There are no performance hurdles associated with the Time-Vesting Units. The fair value of each incentive award was estimated on its applicable grant date using an option pricing model.
Stock compensation expense is recognized ratably over the vesting period of the awards. During the nine months ended September 30, 2023 and 2022, approximately $1.4 million and $0.6 million, respectively, in stock compensation expense was recognized in selling, general and administrative expenses. As of September 30, 2023, there were 3,079.1 unvested Time-Vesting Units, representing $0.5 million in unrecognized stock compensation expense.
2023 Omnibus Incentive Plan
On June 20, 2023, Kodiak’s board of directors authorized and adopted the Kodiak Gas Services, Inc. Omnibus Incentive Plan (the “Omnibus Plan”) for employees, consultants and directors. The Omnibus Plan enables Kodiak’s board of directors (or a committee authorized by Kodiak’s board of directors) to award incentive and non-qualified
stock options, stock appreciation rights, restricted stock, restricted stock units, stock awards, dividend equivalents, other stock-based awards, cash awards and substitute awards intended to align the interests of service providers, including the Company’s named executive officers, with those of the Company’s stockholders. A total of 6,375,000 shares of common stock have been reserved for issuance pursuant to awards under the Omnibus Plan.
On June 29, 2023, Kodiak granted 1,297,188 shares of common stock equity awards to certain employees, including Kodiak’s named executive officers, pursuant to awards under the Omnibus Plan. 985,313 of the shares were granted pursuant to awards of time-based restricted stock units (“RSUs”) that vest ratably over a three-year period, subject to continuous service through each vesting date. 311,875 of the shares were granted pursuant to awards of performance stock units (“PSUs”) that cliff vest at the end of a three-year performance period, with the ultimate number of shares earned and issued ranging from
0-190%
of the number of shares subject to the PSU award, subject to continuous service through the end of the performance period.

The following table summarizes award activity under the Omnibus Plan for the nine-month period ending September 30, 2023:

	RSUs		PSUs
	Number of RSUs	Weighted-Average Price	Number of PSUs	Weighted-Average Price
Outstanding at December 31, 2022	—	—	—	—
Granted	985,313	$16.00	311,875	$16.99
Vested or exercised	—	—	—	—
Forfeited	(20,679)	—	—	—

Outstanding at September 30, 2023	964,634	$16.00	311,875	$16.99

Restricted stock awards expected to vest	964,634	$16.00	311,875	$16.99

As of September 30, 2023, the total future compensation cost related to non-vested
equity awards was approximately $18.7 million assuming the performance-based restricted stock units vest at 100% per the terms of the applicable award. During the three and nine months ended September 30, 2023, approximately $2.0 million in stock compensation expense was recognized in selling, general and administrative expenses. There was no such expense recorded for the three and nine months ended September 30, 2022.

9. Stockholders’ Equity
The Company is authorized to issue up to 1,000 shares of par value common shares. Holders of the Company’s common shares are entitled to one vote for each share. As of December 31, 2022 and 2021, there were 100 shares of common shares issued
and
outstanding
. Stockholders’ of common shares are entitled to receive, in the event of a liquidation, dissolution or winding up, ratably the assets available for distribution to the stockholders after payment of all liabilities.
Class B and C Profits Interests
Kodiak Holdings issued incentive awards to certain employees of Kodiak Gas Services, LLC (a wholly-owned subsidiary of the Company) in the form of Class B incentive units (“Class B Units”). The Company records a stock-based compensation expense associated with the Class B Units because of the employment relationship of the grantees with Kodiak Gas Services, LLC.
On March 6, 2019, 61,098.4 Class B Units were authorized under the Kodiak Holdings (f/k/a Frontier Topco Partnership, L.P.) 2019 Class B Unit Incentive Plan for grants to certain employees and non-employee
board members. These Class B Units are intended to constitute “profits interests” for federal income tax purposes, but constitute a substantive class of equity under US GAAP. As of December 31, 2022 and 2021, there were 61,068.0 authorized Class B Units. There were 2,861.0 and 57,502.4, Class B Units granted in the year ended December 31, 2022 and 2021, respectively. Twenty-five percent (25%) of the Class B Units granted to employees excluding Board members are subject to time vesting (the “Time-Vesting Units”) and, the remaining 75% of the granted Class B Units are subject to performance-vesting on achievement of certain MOIC (Multiple on Invested Capital) performance criteria and market conditions. Time-Vesting Units vest in
f
i
v
e
equal annual installments on each of the first five anniversaries of the applicable vesting commencement date. Holders of Class B Unit are entitled to distributions on vested awards in accordance with the Kodiak Holdings distribution waterfall. Class B Units are not subject to any conversion rights other than an automatic conversion to Class C incentive units (“Class C Units”) in connection with certain terminations of employment. Each Class C Unit is eligible to receive distributions up to an amount equal to the fair market value of the corresponding converted Class B Unit on the date of conversion. As of December 31, 2022 no material conversions had occurred.
There are no performance hurdles associated with the Time-Vested Units. The fair value of each incentive award was estimated on their applicable grant date using an option pricing model. The grant date fair value of the Time-Vested Units was $1.3 million in 2022 and $3.1 million in 2021.
Stock compensation expense is recognized ratably over the vesting period of the awards. During 2022 and 2021, approximately $1.0 million and $1.2 million, respectively, in stock compensation expense was recognized in selling, general and administrative expenses related to time-based vesting of 3,279.4 and 5,689 Class B Units. As of December 31, 2022, there were 6,122.4 unvested time-based Class B Units representing $2.2 million in unrecognized stock compensation expense.